INTANGIBLE ASSETS AND GOODWILL - Schedule of movement in goodwill (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of information for cash-generating units [line items]
Balance as of January 1	$ 128
Balance as of March 31	206
Kyivstar
Disclosure of information for cash-generating units [line items]
Balance as of January 1	21	$ 14
Acquisitions	86	0
Measurement period adjustment	(3)	0
Translation adjustment	(1)	0
Balance as of March 31	103	14
Uklon
Disclosure of information for cash-generating units [line items]
Balance as of January 1	107	0
Translation adjustment	(4)	0
Balance as of March 31	$ 103	$ 0